Bank of America Corp. Center

100 N. Tryon Street, 40th Floor

Charlotte, NC 28202

Tel: +1 704 339 3100

Fax: +1 704 339 3101

www.dechert.com

JEREMY D. FRANKLIN

jeremy.franklin@dechert.com

+1 704 339 3104 Direct

+1 704 373 8113 Fax

July 17, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 423

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 423 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 424 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class A, Class C, Institutional, Class IR and Class R Shares of the Goldman Sachs Long Short Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 704-339-3104.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin